CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows provided from operating activities:
Net income (loss)	$ 12,140	75,636	(6,950)	62,810
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Loss on disposals of property and equipment	702	4,374	1,432	358
Property and equipment impairment charges	2,218	13,820	6,396	2,087
Goodwill impairment	73	456	267
Depreciation	9,865	61,458	38,274	21,288
Deferred income tax (benefit)	209	1,300	(4,572)	(2,046)
Change in fair value of forward contracts			734	(734)
Share-based compensation	2,520	15,700	15,818	5,720
Changes in other operating assets and liabilities:
Due from related parties	16	100		8,912
Inventories	1,008	6,283	(23,491)	(10,022)
Prepaid rent	(383)	(2,389)	(4,105)	(2,712)
Prepaid expense and other current assets	(1,085)	(6,759)	1,077	(9,253)
Deposits for leases	(204)	(1,273)	(6,675)	(4,071)
Accounts payable	873	5,437	9,498	2,898
Deferred revenue	(122)	(759)	1,479	1,567
Due to related parties	4	25	(560)	355
Accrued payroll	156	970	7,472	5,403
Income taxes payable	(1,624)	(10,117)	11,028	(1,165)
Deferred rent	1,076	6,703	7,073	3,763
Other liabilities	444	2,765	8,391	4,640
Net cash provided by operating activities	27,886	173,730	62,586	89,798
Cash flows provided by (used in) investing activities:
Purchase of property and equipment	(22,850)	(142,355)	(159,081)	(116,792)
Proceeds from disposal of property and equipment	87	542	948
Purchase of short-term investment	(51,480)	(320,727)	(290,000)
Withdrawal of short-term investment	30,497	190,000	100,000
Net cash used in investing activities	(43,746)	(272,540)	(348,133)	(116,792)
Cash flows provided by (used in) financing activities:
Dividend paid to Series A convertible preferred shares				(3,946)
Proceeds from early exercise of employee stock options	111	693	3,085	2,833
Proceeds from issuance of ordinary shares				589,672
Ordinary share issuance costs			(891)	(16,905)
Net cash provided by financing activities:	111	693	2,194	571,654
Effect of exchange rate on cash and cash equivalents	(10)	(62)	(1,684)	(2,772)
Net increase (decrease) in cash and cash equivalents	(15,759)	(98,179)	(285,037)	541,888
Cash and cash equivalents, beginning of year	52,575	327,546	612,583	70,695
Cash and cash equivalents, end of year	36,816	229,367	327,546	612,583
Supplemental disclosure of cash flow information:
Income taxes paid	327	2,039	31,440	17,762
Supplemental schedule of non-cash investing and financing activities:
Payable for purchase of property and equipment	2,842	17,704	9,752	12,317
Payable of offering expenses				891